Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
10.	INCOME TAXES

For U.S. federal income tax purposes, amounts distributed to the Fund’s shareholders as distributions are reported as ordinary income, capital gains, or a combination thereof. Distributions paid to shareholders for the year ended December 31, 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022 were taxable as follows:

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
Ordinary income	$53,166	$—
Capital gains	—	—
Total (1)	$53,166	$—
(1)	For the year ended December 31, 2023, the percentage of total distributions paid that constituted interest-related distributions was 100%.

The following reconciles the net increase (decrease) in net assets resulting from operations to taxable income for the year ended December 31, 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022:

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
	(Estimated)(1)
Net increase (decrease) in net assets resulting from operations	$94,039	$(74)
Adjustments:
Net unrealized losses (gains) on investments and foreign currency transactions	(20,526)	310
Income not currently taxable(2)	(277)	—
Expenses not currently deductible	3,868	—
Taxable income	$77,104	236
(1)	The calculation of estimated 2023 U.S. federal taxable income is based on certain estimated amounts, including information received from third parties and, as a result, actual 2023 U.S. federal taxable income will not be finally determined until the Fund’s 2023 U.S. federal tax return is filed in 2024 (and, therefore, such estimate is subject to change).
(2)	Includes a reduction for dividend income from preferred equity that is not taxable until collected totaling $277 for the year ended December 31, 2023.

Taxable income generally differs from net increase in net assets resulting from operations for financial reporting purposes due to temporary and permanent differences in the recognition of income and expenses, and generally excludes net unrealized gains or losses, as unrealized gains or losses are generally not included in taxable income until they are realized.

For the year ended December 31, 2023, the Fund estimated U.S. federal taxable income exceeded its distributions made from such taxable income during the year; consequently, the Fund has elected to carry forward the excess for distributions to shareholders in 2024. The amount carried forward to 2024 is estimated to be approximately $24,174, substantially all of which is expected to be ordinary income, although these amounts will not be finalized until the 2023 tax returns are filed in 2024. For the period from December 5, 2022 (commencement of operations) to December 31, 2022, the Fund had taxable income in excess of the distributions made from such taxable income during the year, and therefore, the Fund elected to carry forward the excess for distribution to shareholders in 2023. The amount carried forward to 2023 was $236. To the extent that the Fund determines that its estimated current year annual taxable income will exceed its estimated current year distributions from such taxable income, the Fund accrues excise tax on estimated excess taxable income. For the year ended December 31, 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022, a net expense of $944 and $9, respectively, were recorded for U.S. federal excise tax.

The Fund may adjust the classification of net assets as a result of permanent book-to-tax differences, which may include merger-related items, differences in the book and tax basis of certain assets and liabilities, and nondeductible federal taxes (including excise taxes), among other items. These adjustments are reclassifications among the individual components of net assets and have no effect on total net assets. For the year ended December 31, 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022, permanent differences were as follows:

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
Accumulated undistributed earnings	$762	$—
Paid in capital	$(762)	$—

As of December 31, 2023 and 2022, the estimated cost basis of investments for U.S. federal tax purposes and the estimated gross unrealized appreciation and depreciation are as follows:

	As of December 31,
	2023	2022
Gross unrealized appreciation	$24,276	$72
Gross unrealized depreciation	(3,502)	(383)
Net unrealized appreciation (depreciation)	$20,774	$(311)

Estimated cost basis of investments	$2,556,784	$108,615

Certain of the Fund’s consolidated subsidiaries are subject to U.S. federal and state income taxes. For the year ended December 31, 2023, the Fund did not record a tax expense for these subsidiaries.